Accounts payable	12 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
Accounts payable

Note 10. Accounts payable

Accounts payable consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Accounts payable to the third parties	$710,599	$2,361,331
Total accounts payable	$710,599	$2,361,331